Summary of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 4,336	$ 2,764
Total deferred tax liabilities	580	807
Net deferred tax assets	3,756	1,957
Deferred tax assets	3,960	2,193
Deferred tax liabilities	204	236
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,466	1,339
Trading Loans [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	30	28
Employee Benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	867	757
Losses available for carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	127	62
Tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	46	41
Land, buildings, equipment, other depreciable assets, and right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	471	280
Intangibles [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	10	47
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,015	257
Securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	314
Total deferred tax liabilities		195
Pensions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	158	184
Deferred income expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	238	227
Goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax liabilities	$ 174	$ 154